REVENUE (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract with Customer, Asset, Net	$ 11.5
WGL Energy Systems [Member]
Contract with Customer, Asset, Net	47.3
Provision on assets held for sale	6.0
Contract with Customer, Liability	$ 2.2
Utilities [Member] | Gas Storage Services [Member]
Contract with Customer, Duration	1 year
Midstream [Member] | Minimum [Member] | Commodity Sales Contracts [Member]
Contract with Customer, Duration	1 year
Midstream [Member] | Maximum [Member] | Commodity Sales Contracts [Member]
Contract with Customer, Duration	5 years
Power [Member] | Commodity Sales Contracts [Member]
Contract with Customer, Duration	20 years